CONSOLIDATED UNAUDITED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Share [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Beginning balance at Dec. 31, 2019	$ 5,407	$ 77,964	$ (77,137)	$ 6,234
Beginning balance, shares at Dec. 31, 2019	8,272,908
Issuance of ordinary shares in private placement, net of issuance expenses in an amount of approximately $30	$ 1,894	2,837	0	4,731
Issuance of ordinary shares in private placement, net of issuance expenses in an amount of approximately $30, shares	2,720,178
RSU vesting	$ 4	(4)		0
RSU vesting, shares	6,633
Share-based compensation	$ 0	123	0	123
Net loss	0	0	(3,431)	(3,431)
Ending balance at Mar. 31, 2020	$ 7,305	80,920	(80,568)	7,657
Ending balance, shares at Mar. 31, 2020	10,999,719
Beginning balance at Dec. 31, 2019	$ 5,407	77,964	(77,137)	6,234
Beginning balance, shares at Dec. 31, 2019	8,272,908
Net loss				(6,319)
Ending balance at Jun. 30, 2020	$ 20,348	78,110	(83,456)	15,002
Ending balance, shares at Jun. 30, 2020	30,172,943
Beginning balance at Mar. 31, 2020	$ 7,305	80,920	(80,568)	7,657
Beginning balance, shares at Mar. 31, 2020	10,999,719
Issuance of ordinary shares and warrants in the April - May 2020 Financings, net of issuance expenses in an amount of $1,361	$ 13,039	(2,900)	0	10,139
Issuance of ordinary shares and warrants in the April - May 2020 Financings, net of issuance expenses in an amount of $1,361, shares	19,166,670
RSU vesting	$ 4	(4)	0	0
RSU vesting, shares	6,554
Share-based compensation		94		94
Net loss	$ 0	0	(2,888)	(2,888)
Ending balance at Jun. 30, 2020	$ 20,348	78,110	(83,456)	15,002
Ending balance, shares at Jun. 30, 2020	30,172,943
Beginning balance at Dec. 31, 2020	$ 31,646	75,715	(90,983)	16,378
Beginning balance, shares at Dec. 31, 2020	46,239,183
Exercise of warrants, net of issuance expenses an amount of $22	$ 18,099	1,120	0	19,219
Exercise of warrants, net of issuance expenses an amount of $22, shares	24,204,682
RSU vesting	$ 18	(18)		0
RSU vesting, shares	24,395
Share-based compensation	$ 0	73	0	73
Net loss	0	0	(3,566)	(3,566)
Ending balance at Mar. 31, 2021	$ 49,763	76,890	(94,549)	32,104
Ending balance, shares at Mar. 31, 2021	70,468,260
Beginning balance at Dec. 31, 2020	$ 31,646	75,715	(90,983)	16,378
Beginning balance, shares at Dec. 31, 2020	46,239,183
Net loss				(7,484)
Ending balance at Jun. 30, 2021	$ 49,767	76,951	(98,467)	28,251
Ending balance, shares at Jun. 30, 2021	70,473,641
Beginning balance at Mar. 31, 2021	$ 49,763	76,890	(94,549)	32,104
Beginning balance, shares at Mar. 31, 2021	70,468,260
RSU vesting	$ 4	(4)		0
RSU vesting, shares	5,381
Share-based compensation	$ 0	65		65
Net loss	0	0	(3,918)	(3,918)
Ending balance at Jun. 30, 2021	$ 49,767	$ 76,951	$ (98,467)	$ 28,251
Ending balance, shares at Jun. 30, 2021	70,473,641